CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-Cash Operating, Investing And Financing Activities [Abstract]
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 738,894	$ 952,961
Remeasurement of operating lease liabilities and right of use assets due to lease modification	1,086
Accretion of convertible redeemable preferred shares	3,865,430	3,029,529
Receivables from related parties settled with payables to related parties	$ 240,109
Deemed dividends to convertible redeemable preferred shareholders		2,084,786
Contribution from preferred shareholders in connection with modification of interest rate in the event of redemption		101,948
Issuance of shares in exchange for acquisition of equity interest in controlling subsidiaries		3,331,813
Investment in an equity investee through borrowing from a related party		$ 378,279